REVENUE (Details) - Amazon Deferred Up-front Payment - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Proceeds from startup costs	$ 10,300			$ 6,300
Warrants vested	632,183
Fair value of warrants vested	$ 4,667			4,667
Remaining start up costs	$ 5,633			$ 5,633
Revenue recognized			$ 393
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-01
REVENUE
Amortization period	6 years			6 years
Cargo
REVENUE
Revenue recognized		$ 231